OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
Schedule of Other Current Assets
	December 31,
	2012	2011

Refundable deposits with suppliers	$1,585,138	$6,290,792
Deposits for open project bids	120,838	125,816
Other receivables	198,650	78,633
	$1,904,626	$6,495,241